Document And Entity Information	Jul. 13, 2026
Document Information Line Items
Entity Central Index Key	0001725332
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-38610
Entity Registrant Name	ALARUM TECHNOLOGIES LTD.
Amendment Flag	false
Document Period End Date	Jul. 13, 2026